SUPPLEMENT DATED OCTOBER 1, 2021
to the following variable annuity prospectuses dated May 3, 2021

Issued by Talcott Resolution Life Insurance Company Separate Account Two:

Wells Fargo Director Series II/IIR

Issued by Talcott Resolution Life Insurance Company Separate Account Three:

Wells Fargo Director M

Issued by Talcott Resolution Life Insurance Company Separate Account Seven:

Wells Fargo Leaders Series I/IR/II

Issued by Talcott Resolution Life and Annuity Insurance Company Separate Account One:

Wells Fargo Director Series II/IIR	Wells Fargo Director Series I/IR	Wells Fargo Director Outlook Series I/IR

Issued by Talcott Resolution Life and Annuity Life Insurance Company Separate Account Three:

Wells Fargo Director M Outlook	Wells Fargo Director M

Issued by Talcott Resolution Life and Annuity Insurance Company Separate Account Seven:

Wells Fargo Leaders Outlook Series I/IR/II	Wells Fargo Leaders Series I/IR/II

This supplement updates certain information in your prospectus for insurance products issued by
Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company

This supplement amends the supplement dated August 12, 2021 related to name changes as shown below for the Wells Fargo Variable Trust Funds available under your contract.

Wells Fargo Asset Management announced that the Funds’ name will be changing on December 6, 2021. This date for the name change replaces the previously announced date of October 11, 2021.

Current Name:	New Name: (effective December 6, 2021)
Wells Fargo VT Discovery Fund - Class 2	Allspring VT International Equity Fund - Class 2
Wells Fargo VT Index Asset Allocation Fund - Class 2	Allspring VT Index Asset Allocation Fund - Class 2
Wells Fargo VT International Equity Fund - Class 2	Allspring VT International Equity Fund - Class 2
Wells Fargo VT Omega Growth Fund - Class 2	Allspring VT Omega Growth Fund - Class 2
Wells Fargo VT Opportunity Fund - Class 2	Allspring VT Opportunity Fund - Class 2
Wells Fargo VT Small Cap Growth Fund - Class 2	Allspring VT Small Cap Growth Fund - Class 2

This Supplement Should Be Retained With Your Prospectus for Future Reference

HV-7872